Organization and Principal Activities (Details)	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Line Items]
Date of incorporated	Jan. 21, 2025
Ping Shiang Holding [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest	100.00%